Events after the reporting period (Details) € in Thousands	Mar. 30, 2022 item employee	Feb. 28, 2022 EUR (€)	Feb. 16, 2022 EUR (€)
Approval of spanish fund by Sociedad Estatal de Participaciones Industriales
Events after the reporting period
Principal amount		€ 34,500
Approval of spanish fund by Sociedad Estatal de Participaciones Industriales | Sociedad Estatal de Participaciones Industriales loan
Events after the reporting period
Principal amount			€ 34,500
Additional interest rate payable			1.00%
Approval of spanish fund by Sociedad Estatal de Participaciones Industriales | Sociedad Estatal de Participaciones Industriales loan | Loan with fixed interest rate
Events after the reporting period
Principal amount			€ 16,900
Interest rate (as a percent)			2.00%
Approval of spanish fund by Sociedad Estatal de Participaciones Industriales | Sociedad Estatal de Participaciones Industriales loan | Loan With Variable Interest Rate [Member]
Events after the reporting period
Principal amount			€ 17,600
Approval of spanish fund by Sociedad Estatal de Participaciones Industriales | Sociedad Estatal de Participaciones Industriales loan | Interest rate spread, first year | LIBOR
Events after the reporting period
Applicable margin (as a percent)			2.50%
Approval of spanish fund by Sociedad Estatal de Participaciones Industriales | Sociedad Estatal de Participaciones Industriales loan | Interest rate spread, second and third years | LIBOR
Events after the reporting period
Applicable margin (as a percent)			3.50%
Approval of spanish fund by Sociedad Estatal de Participaciones Industriales | Sociedad Estatal de Participaciones Industriales loan | Interest Rate Spread, Fourth Year [Member] | LIBOR
Events after the reporting period
Applicable margin (as a percent)			5.00%
Approval of spanish fund by Sociedad Estatal de Participaciones Industriales | Loan maturing in February 2025
Events after the reporting period
Principal amount			€ 17,250
Approval of spanish fund by Sociedad Estatal de Participaciones Industriales | Loan maturing in June 2025
Events after the reporting period
Principal amount			€ 17,250
Agreement with the French Works Council
Events after the reporting period
Number of jobs under restructuring program | item	355
Number of jobs termination under restructuring agreement | item	195
Number of employees transferred under restructuring agreement | employee	35